Share-based Compensation - Schedule of RSU Assumptions (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Mar. 31, 2024 $ / shares
2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (in dollars per share)	$ 56.10
Expected volatility until liquidity event	40.00%
Time to liquidity event	6 months
Dividend yield	0.00%
Risk free interest rate	5.52%
2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Transaction costs	2.50%
2022 RSU Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (in dollars per share)	$ 44.52
Present value per RSU (in dollars per share)	$ 43.40
Time to liquidity event	6 months
Discount for lack of marketability	0.00%
2022 RSU Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (in dollars per share)	$ 48.18
Present value per RSU (in dollars per share)	$ 46.98
Time to liquidity event	1 year
Discount for lack of marketability	7.50%